General information and group structure - Consolidated principal subsidiaries, VIEs and subsidiaries of VIEs (Details) - 12 months ended Dec. 31, 2022	HKD ($)	USD ($)	CNY (¥)
Genetron Health
General information and group structure
Place Of Incorporation	Beijing, PRC May 7, 2015
Registered capital			¥ 57,438,800
Effective equity interest held	100.00%
Principal activities	Gene-related detection services
Genetron (Wuxi) Biotech Co., Ltd.
General information and group structure
Place Of Incorporation	Wuxi, PRC October 14, 2020
Registered capital			20,000,000
Effective equity interest held	100.00%
Principal activities	Gene-related detection services
Shanghai Genetron Bio-Technology Co., Ltd.
General information and group structure
Place Of Incorporation	Shanghai, PRC July 8, 2015
Registered capital			20,000,000
Effective equity interest held	100.00%
Principal activities	Investment holding
Genetron Health (Chongqing) Co., Ltd.
General information and group structure
Place Of Incorporation	Chongqing, PRC March 1, 2016
Registered capital			20,000,000
Effective equity interest held	100.00%
Principal activities	Investment holding and IVD products sales
Beijing Genetron Biotechnology Co., Ltd.
General information and group structure
Place Of Incorporation	Beijing, PRC March 11, 2016
Registered capital			20,000,000
Effective equity interest held	100.00%
Principal activities	Investment holding
Guangzhou Genetron Bio-Technology Co., Ltd.
General information and group structure
Place Of Incorporation	Guangzhou, PRC July 4, 2019
Registered capital			10,000,000
Effective equity interest held	100.00%
Principal activities	Investment holding
Beijing Genetron Medical Laboratory Co., Ltd.
General information and group structure
Place Of Incorporation	Beijing, PRC November 5, 2015
Registered capital			12,000,000
Effective equity interest held	100.00%
Principal activities	Gene-related detection services
Shanghai Genetron Medical Laboratory Co., Ltd.
General information and group structure
Place Of Incorporation	Shanghai, PRC December 14, 2015
Registered capital			30,000,000
Effective equity interest held	100.00%
Principal activities	Gene-related detection services
Chongqing Genetron Medical Laboratory Co., Ltd.
General information and group structure
Place Of Incorporation	Chongqing, PRC August 11, 2016
Registered capital			20,000,000
Effective equity interest held	100.00%
Principal activities	Gene-related detection services
Guangzhou Genetron Medical Laboratory Co., Ltd.
General information and group structure
Place Of Incorporation	Guangzhou, PRC July 8, 2019
Registered capital			10,000,000
Effective equity interest held	100.00%
Principal activities	Gene-related detection services
Genetron Health Technologies Inc [Member]
General information and group structure
Place Of Incorporation	Delaware, United States of America April 28, 2015
Registered capital | $		$ 10,000,000
Effective equity interest held	100.00%
Principal activities	Research services
Directly held | Genetron HK
General information and group structure
Place Of Incorporation	Hong Kong, June 6, 2018
Registered capital | $	$ 10,000
Effective equity interest held	100.00%
Principal activities	Investment holding
Directly held | Genetron Health, Inc.
General information and group structure
Place Of Incorporation	Delaware, United States of America August 23, 2019
Registered capital | $		1
Effective equity interest held	100.00%
Principal activities	Molecular diagnostic services
Directly held | Genetron (Tianjin) Co., Ltd.
General information and group structure
Place Of Incorporation	Tianjin, PRC March 8, 2019
Registered capital			1,000,000,000
Effective equity interest held	100.00%
Principal activities	Biotechnology development and technical services
Directly held | Shanghai Junran Bio-Technology Co., Ltd.
General information and group structure
Place Of Incorporation	Shanghai, PRC July 1, 2019
Registered capital			500,000,000
Effective equity interest held	100.00%
Principal activities	Biotechnology development and technical services
Directly held | Genetron (Wuxi) Business Management Co., Ltd.
General information and group structure
Place Of Incorporation	Wuxi, PRC December 3, 2020
Registered capital | $		$ 50,000,000
Effective equity interest held	90.00%
Principal activities	Investment holding
Directly held | Genetron (Hainan) Biotech Co., Ltd.
General information and group structure
Place Of Incorporation	Haikou, PRC January 18, 2022
Registered capital			¥ 300,000,000
Effective equity interest held	100.00%